Document and Entity Information	3 Months Ended
	Mar. 31, 2015	May 13, 2015
Document And Entity Information
Entity Registrant Name	MABVAX THERAPEUTICS HOLDINGS, INC.
Entity Central Index Key	0001109196
Document Type	S-1
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Trading Symbol	MBVX
Entity Common Stock, Shares Outstanding		23,276,096
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2015